Property, plant and equipment, net (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Subtotal	$ 324,121	$ 278,975
Accumulated depreciation and amortization	(187,758)	(176,459)
Total	136,363	102,516
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	39,755	46,214
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	68,307	17,976
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	98,414	93,337
Leasehold improvement
Property, Plant and Equipment [Line Items]
Subtotal	$ 117,645	$ 121,448